STOCKHOLDERS’ EQUITY - Stock Activity (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common Stock [Roll Forward]
Shares outstanding, beginning balance (in shares)	94,877,706	410,725,000
Net shares issued related to stock-based compensation (in shares)	21,000	4,545,000
Cancellation of treasury shares (in shares)		(22,000,000)
Total Produce share exchange (in shares)		(337,088,000)
Shares outstanding, ending balance (in shares)	94,899,194	94,877,706
Primary IPO Transaction issuance
Common Stock [Roll Forward]
Shares issued (in shares)		25,000,000
Secondary issuance
Common Stock [Roll Forward]
Shares issued (in shares)		1,779,000
C&C Parties
Common Stock [Roll Forward]
Shares issued (in shares)		11,917,000